RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
RELATED PARTY TRANSACTIONS
Sales to affiliated companies	$ 31,587	$ 10,134	$ 94,316
Purchases from affiliated companies	17,318
Advances from affiliated company	$ 17,318	$ 33,152